Segment information (FY)- Segments Reporting Information, Assets (Footnotes) (Details) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total assets	$ 51,206.2	$ 51,744.9	$ 53,243.3
Other Business Operations
Segment Reporting Information [Line Items]
Total assets	$ 1,543.9	1,312.2	$ 1,068.4	[1]
2015 | Restatement adjustment | Other Business Operations
Segment Reporting Information [Line Items]
Total assets		$ (70.5)

[1]	If we had presented the correction of the out-of-period adjustment described above within prior periods, the correction would have decreased Other Business Operations assets as of December 31, 2015 by $70.5 million.